Shareholder Report, Holdings (Details)	Dec. 31, 2024
RPAR Risk Parity ETF | United States Treasury Bill, 4.52%, 01/09/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
RPAR Risk Parity ETF | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
RPAR Risk Parity ETF | SPDR Gold Mini Shares Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
RPAR Risk Parity ETF | Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
RPAR Risk Parity ETF | Vanguard FTSE Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
RPAR Risk Parity ETF | United States Treasury Inflation Indexed Bonds, 1.38%, 02/15/2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
RPAR Risk Parity ETF | United States Treasury Inflation Indexed Bonds, 1.00%, 02/15/2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
RPAR Risk Parity ETF | United States Treasury Inflation Indexed Bonds, 0.75%, 02/15/2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
RPAR Risk Parity ETF | United States Treasury Inflation Indexed Bonds, 0.88%, 02/15/2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
RPAR Risk Parity ETF | United States Treasury Inflation Indexed Bonds, 0.75%, 02/15/2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
RPAR Risk Parity ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
RPAR Risk Parity ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
RPAR Risk Parity ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
RPAR Risk Parity ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
RPAR Risk Parity ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
RPAR Risk Parity ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
RPAR Risk Parity ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
RPAR Risk Parity ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
RPAR Risk Parity ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
RPAR Risk Parity ETF | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
UPAR Ultra Risk Parity ETF | SPDR Gold Mini Shares Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
UPAR Ultra Risk Parity ETF | Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
UPAR Ultra Risk Parity ETF | United States Treasury Inflation Indexed Bonds, 1.38%, 02/15/2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
UPAR Ultra Risk Parity ETF | United States Treasury Inflation Indexed Bonds, 1.00%, 02/15/2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
UPAR Ultra Risk Parity ETF | United States Treasury Inflation Indexed Bonds, 0.75%, 02/15/2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
UPAR Ultra Risk Parity ETF | United States Treasury Inflation Indexed Bonds, 0.88%, 02/15/2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
UPAR Ultra Risk Parity ETF | United States Treasury Inflation Indexed Bonds, 0.75%, 02/15/2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
UPAR Ultra Risk Parity ETF | United States Treasury Inflation Indexed Bonds, 0.63%, 02/15/2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
UPAR Ultra Risk Parity ETF | United States Treasury Inflation Indexed Bonds, 1.00%, 02/15/2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
UPAR Ultra Risk Parity ETF | United States Treasury Inflation Indexed Bonds, 2.13%, 02/15/2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
UPAR Ultra Risk Parity ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
UPAR Ultra Risk Parity ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
UPAR Ultra Risk Parity ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
UPAR Ultra Risk Parity ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
UPAR Ultra Risk Parity ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
UPAR Ultra Risk Parity ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
UPAR Ultra Risk Parity ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
UPAR Ultra Risk Parity ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
UPAR Ultra Risk Parity ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
UPAR Ultra Risk Parity ETF | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)